S000028760 [Member] Expense Example, No Redemption - S000028760 [Member] - C000088095 [Member]	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 48
Expense Example, No Redemption, 3 Years	155
Expense Example, No Redemption, 5 Years	272
Expense Example, No Redemption, 10 Years	$ 614